Note 16 - Contingencies, Environmental And Legal Matters (Details) - Changes in the Company’s AROs for the Successor and Predecessor 2013 Periods (USD $) In Thousands, unless otherwise specified			9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Note 16 - Contingencies, Environmental And Legal Matters (Details) - Changes in the Company’s AROs for the Successor and Predecessor 2013 Periods [Line Items]
Balance,	$ 4,864	$ 4,765	$ 0	$ 2,283	$ 2,497	$ 2,283
Settlements				(96)	(259)
Acquisitions			2,206
Additional obligations incurred			2,558		100
Accretion expense			31	117	227	170
Revisions					(200)
Foreign currency adjustments			(30)	(98)	(82)	44
Balance,	$ 4,864	$ 4,765	$ 4,765	$ 2,206	$ 2,283	$ 2,497